Share-based Payments - Additional Informations (Details) € / shares in Units, $ in Thousands		1 Months Ended				5 Months Ended	6 Months Ended			9 Months Ended	12 Months Ended
	Jul. 30, 2022 € / shares	Aug. 31, 2023 EUR (€) € / shares	Dec. 31, 2022 EUR (€) Options € / shares shares	Nov. 30, 2022 EUR (€) item shares	Nov. 30, 2022 USD ($) item shares	Dec. 31, 2023 EUR (€) Options € / shares shares	Dec. 31, 2023 USD ($)	Jun. 30, 2023 EUR (€)	Jun. 30, 2023 USD ($)	Sep. 30, 2023 € / shares	Dec. 31, 2023 EUR (€) shares € / shares Options item	Dec. 31, 2023 USD ($) Options shares item	Dec. 31, 2022 EUR (€) € / shares Options shares item	Dec. 31, 2021 EUR (€) € / shares	Aug. 01, 2023 € / shares	May 31, 2023 € / shares
Share-based Payments
Nominal value per share			€ 0.12			€ 0.01					€ 0.01		€ 0.12
Number of options exercisable | Options			1,272			657,608					657,608		1,272
Number of RSU exercisable | Options			908			2,199					2,199		908
Expense recognized | €											€ 22,539,000		€ 24,261,000	€ 48,349,000
Reserve of share-based payments
Share-based Payments
Impact of the transaction | €		€ 495,000
Class A shares
Share-based Payments
Nominal value per share		€ 0.12	€ 0.12			€ 0.01					€ 0.01		€ 0.12		€ 0.01	€ 0.12
Key management
Share-based Payments
Exercised during the period | shares											(2,623,000)	(2,623,000)	(1,872,000)
General population and executives - Employee Stock Option Program (ESOP)
Share-based Payments
Vesting period (in years)											4 years	4 years
Vesting percentage											25.00%	25.00%
Contractual life											10 years	10 years
Total fair value of options granted | €			€ 17,000			€ 0					€ 0		€ 17,000
Number of external customers offered cash settled options | item											2	2
Weighted average exercise price for all option						€ 0					€ 0
Weighted average remaining contractual life											9 years 7 months 6 days	9 years 7 months 6 days
Number of share options vested | shares											1,351,378	1,351,378	979,661
Number of options exercisable | Options			7,043,620			4,661,231					4,661,231		7,043,620
Exercised during the period											(0.99)		(2.52)
Expense recognized | €											€ 1,298,000		€ 7,942,000	29,286,000
Expense arising from equity-settled share-based payments | €											€ 1,298,000		€ 7,942,000	€ 29,286,000
General population - Restricted Stock units (RSU)
Share-based Payments
Nominal value per share						€ 0.12					€ 0.12			€ 0.01
Weighted average exercise price for all option			€ 0.12			€ 0.01					€ 0.01		€ 0.12	0.12
Weighted average remaining contractual life											1 year 10 days	1 year 10 days	6 months 29 days
Number of options exercisable | Options			0			0					0		0
Number of options granted | €											6,826,000		4,886,000
Exercise price						€ 0.01				€ 0.12	€ 0.01		€ 0.12	€ 0.12
Additional expense from share based transactions | €											€ 368,000
Assigned during the year | shares											6,826,462	6,826,462	4,886,077
Share price			€ 2.40			0.82					€ 0.82		€ 2.40
Weighted average exercise price of the option											€ 1.12		€ 1.92
Expense recognized | €											€ 5,156,000		€ 4,977,000	€ 77,000
Expense arising from equity-settled share-based payments | €											€ 5,156,000		€ 4,977,000	€ 77,000
General population - Restricted Stock units (RSU) | Minimum
Share-based Payments
Vesting period (in years)											1 year	1 year
General population - Restricted Stock units (RSU) | Maximum
Share-based Payments
Vesting period (in years)											4 years	4 years
General population and executives - Retention and Recognition (RNR)
Share-based Payments
Weighted average exercise price for all option						€ 0.01					€ 0.01
Weighted average remaining contractual life											1 year 2 months 12 days	1 year 2 months 12 days
Share-based compensation arrangement by share-based payment award, award granted, percentage											50.00%	50.00%
Share-based compensation arrangement by share-based payment award, award forfeited, percentage											50.00%	50.00%
Assigned during the year											2,432,424	2,432,424
Number of RSU exercisable | €						0					0
Weighted average fair value of other equity instruments granted in sharebased payment arrangement											€ 1.49
Share price						€ 0.61					€ 0.61
Expense recognized | €											€ 925,000
Expense arising from equity-settled share-based payments | €											€ 925,000
General population and executives - Retention and Recognition (RNR) | Tranche one
Share-based Payments
Vesting percentage											33.00%	33.00%
General population and executives - Retention and Recognition (RNR) | Tranche two
Share-based Payments
Vesting percentage											33.00%	33.00%
General population and executives - Retention and Recognition (RNR) | Tranche three
Share-based Payments
Vesting percentage											34.00%	34.00%
Executives - Employee Stock Option Program (ESOP) special vesting
Share-based Payments
Weighted average exercise price for all option			6.94			5.85					€ 5.85		€ 6.94	€ 7.90
Weighted average remaining contractual life											11 years 7 months 6 days	11 years 7 months 6 days	11 years 4 months 24 days
Number of options granted | Options											322,840	322,840	531,449
Exercised during the period | Options											(93,718)	(93,718)	(430,431)
Expense recognized | €											€ 598,000		€ 1,101,000	€ 2,135,000
Expense arising from equity-settled share-based payments | €											€ 598,000		€ 1,101,000	€ 2,135,000
Executives - Employee Stock Option Program (ESOP) special vesting | Minimum
Share-based Payments
Exercise price of outstanding share options			0.00			0.00					€ 0.00		€ 0.00
Executives - Employee Stock Option Program (ESOP) special vesting | Maximum
Share-based Payments
Exercise price of outstanding share options			8.90			8.47					8.47		8.90
Executives - Restricted Stock units (RSU)
Share-based Payments
Weighted average exercise price for all option			0.12			0.01					€ 0.01		€ 0.12	€ 0.12
Weighted average remaining contractual life											1 year 2 months 12 days	1 year 2 months 12 days	1 year 6 months
Number of options granted | Options											4,931,937	4,931,937	1,699,411
Additional expense from share based transactions | €											€ 127,000
Price per share upon vesting	€ 0.12										€ 0.01
Weighted average fair value of options granted											1.37		1.67
Expense recognized | €											€ 4,273,000		€ 3,259,000	€ 1,178,000
Expense arising from equity-settled share-based payments | €											€ 4,273,000		€ 3,259,000	€ 1,178,000
Executives - Restricted Stock units (RSU) | Minimum
Share-based Payments
Vesting period (in years)											1 year	1 year
Exercise price											€ 0.01
Executives - Restricted Stock units (RSU) | Maximum
Share-based Payments
Vesting period (in years)											4 years	4 years
Exercise price											€ 0.12
Executives - Restricted Stock units (RSU) | Executives - Restricted Stock units (RSU)
Share-based Payments
Weighted average exercise price for all option			1.66			1.30					€ 1.30		€ 1.66
Executives - Performance-based stock awards
Share-based Payments
Contractual life											10 years	10 years
Weighted average exercise price for all option			€ 7.94			€ 6.71					€ 6.71		€ 7.94	€ 8.15
Weighted average remaining contractual life											8 years 6 months	8 years 6 months	9 years 6 months
Number of options exercisable | Options			0			0					0		0
Number of options granted | Options											657,608	657,608	1,272,059
Exercise price											€ 0.01
Peer performance testing period											3 years	3 years
Minimum position to be obtained under peer performance test for total shareholder return to get 100 percentage | item											8	8
Weighted average fair value of awards granted											€ 1.54		€ 1.14
Expense recognized | €											€ 2,368,000		€ (375,000)	€ 2,296,000
Expense arising from equity-settled share-based payments | €											€ 2,368,000		€ (375,000)	€ 2,296,000
Executives - Performance-based stock awards | Minimum
Share-based Payments
Exercise price of outstanding share options			€ 7.11			€ 7.11					€ 7.11		€ 7.11
Executives - Performance-based stock awards | Maximum
Share-based Payments
Exercise price of outstanding share options						9.71					9.71
Executives - Time-based stock options (TSO)
Share-based Payments
Contractual life													10 years
Weighted average exercise price for all option			4.07			€ 4.07					€ 4.07		€ 4.07	€ 7.25
Weighted average remaining contractual life											8 years 6 months	8 years 6 months	9 years 6 months
Number of options exercisable | Options						1,643					1,643
Number of options granted | Options											0	0	2,199,488
Exercise price											€ 1.21
Weighted average fair value of options granted											2.30
Number of participants, offered time based stock options | item													3
Award expiration period, participant ceases to be an employee													90 days
Expense recognized | €											€ 932,000		€ 2,200,000	€ 3,505,000
Executives - Time-based stock options (TSO) | Minimum
Share-based Payments
Exercise price of outstanding share options			2.30			€ 2.30					€ 2.30		€ 2.30
Executives - Time-based stock options (TSO) | Maximum
Share-based Payments
Exercise price of outstanding share options			€ 7.25										€ 7.25
Weighted average fair value of options granted											7.25
Executives - Success fees (cash-settled)
Share-based Payments
Remaining liability amount | €											€ 0		€ 1,003,000
Expense recognized | €													(4,569,000)	€ 9,872,000
Share-based payment - Vendors
Share-based Payments
Cash | $					$ 4,500							$ 5,000
Expense recognized				€ 4,558,000			$ 5,000	€ 4,674,000	$ 5,000		5,632,000		9,726,000
Expense arising from equity-settled share-based payments | €											€ 5,632,000		9,726,000
Number of third parties | item				2	2
Prepayment of the goods and services to the vendors | €				€ 19,502,000
Share-based payment - Vendors | Class A shares
Share-based Payments
Issuance of units | shares			3,101,523
Number of settlement shares to be issued for services rendered | shares				3,101,523	3,101,523						4,672,897	4,672,897
Share-based payment - Vendors | Share-based payment - Vendors | Class A shares
Share-based Payments
Number of settlement shares to be issued for services rendered | shares											5,000,000	5,000,000
Executives - Equity-based annual bonus
Share-based Payments
Share-based payment | €			€ 225,000			€ 225,000					€ 225,000		225,000
Expense recognized | €											€ 1,357,000
Executives - Equity-based annual bonus | Other capital reserves
Share-based Payments
Share-based payment | €			€ 0										€ 0
Advisors - Strategic collaboration agreement
Share-based Payments
Number of warrants issued to purchase shares | shares						1,800,000					1,800,000
Expiration period (in years)											5 years	5 years
Transfer restriction period (in months)											12 months	12 months
Discount for lack of marketability											5.00%	5.00%
Professional fees | €											€ 13,030,000
Advisors - Strategic collaboration agreement | Class A shares
Share-based Payments
Number of warrants issued to purchase shares | shares						1,800,000					1,800,000
Exercise price of warrant						€ 0.12					€ 0.12